Schedule of trade and other payables (Details)	Jun. 30, 2025 SGD ($)		Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)		Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
- Third parties			$ 53,266			$ 126,926
- Accruals	$ 198,627			$ 294,315			$ 96,053
- Contract liabilities	18,766			9,021	[1]		37,891	[1]
- Other payables (Note )	118,589	[2]		152,267	[3]		35,914	[3]
Other payables	335,982			455,603			169,858
Total trade and other payables	408,651			626,008			447,069
Third parties [member]
IfrsStatementLineItems [Line Items]
- Third parties	$ 72,669			$ 170,405			$ 277,211

[1]	Contract liabilities are deposit charged before the services commence, until the revenue is recognized on the relevant contract offset against these.
[2]	The amounts due to the directors of S$3,654 (2024: S$12,587) are included in the other payables. The amounts due to directors are unsecured, interest-free, and repayable on demand.
[3]	The amounts due to the directors of S$12,587 (2023: S$2,941) are included in the other payables. The amounts due to directors are unsecured, interest-free, and repayable on demand.